Equity (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Equity Abstract
Consolidated opening balance of dividends payable	$ 2,095	$ 2,657
Opening balance of dividends payable to non-controlling shareholders	20	19
Opening balance of dividends payable to shareholders of Petrobras	2,075	2,638
Additions relating to complementary dividends	1,467	1,477
Additions relating to anticipated dividends	1,845	2,063
Payments made	(3,742)	(4,588)
Indexation to the Selic interest rate	151	149
Transfers to unclaimed dividends	(14)	(17)
Withholding income taxe over interest on capital and monetary restatement	(362)	(146)
Translation adjustment	146	441
Closing balance of dividends payable to shareholders of Petrobras	1,566	2,017
Closing balance of dividends payable to non-controlling shareholders	17	11
Consolidated closing balance of dividends payable	$ 1,583	$ 2,028